Pay vs Performance Disclosure	4 Months Ended	12 Months Ended
	Apr. 29, 2020 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

SEC rules require us to disclose the following information concerning executive compensation and certain financial performance information about the Company for the periods shown. Based on 2023 SEC guidance, some amounts shown in the following tables have been calculated differently than for the corresponding disclosure in our 2023 Proxy Statement.

PAY VERSUS PERFORMANCE TABLE
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ millions)	MPC Relative TSR Performance Percentile
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)

2023	24,054,492	49,644,470	5,557,272	10,633,993	284.79	189.79	11,172	100.00th
2022	21,288,532	54,026,557	4,759,899	11,070,030	218.21	153.61	16,050	83.33rd
2021	21,185,206	34,913,307	5,601,203	6,430,233	116.95	90.02	11,001	91.67th
2020	15,534,265	21,219,014	5,628,257	5,101,562	72.64	66.82	(9,977)	90.00th
	10,005,700	10,070,251

Company Selected Measure Name		MPC Relative TSR Performance Percentile
Named Executive Officers, Footnote
•2023: Maryann T. Mannen, Timothy J. Aydt, Suzanne Gagle and Gregory S. Floerke
•2022: Ms. Mannen, Ms. Gagle, Mr. Aydt, Mr. Floerke and Raymond L. Brooks
•2021: Ms. Mannen, Mr. Brooks, Ms. Gagle, Brian C. Davis, Donald C. Templin and Timothy T. Griffith
•2020: Mr. Templin, Mr. Griffith, Mr. Brooks and Ms. Gagle

Peer Group Issuers, Footnote
Peer Group Total Shareholder Return is shown for the S&P 500 Oil & Gas Refining & Marketing Sub-Industry Index, the same peer group used for the Stock Return Performance Graph included in our 2023 Annual Report.

PEO Total Compensation Amount	$ 10,005,700	$ 24,054,492	$ 21,288,532	$ 21,185,206	$ 15,534,265
PEO Actually Paid Compensation Amount	10,070,251	$ 49,644,470	54,026,557	34,913,307	21,219,014
Adjustment To PEO Compensation, Footnote

PEO SCT TOTAL TO CAP TOTAL RECONCILIATION
			Deductions from SCT Total		Additions to SCT Total
Year		SCT Total ($)	Grant Date Fair Value of Equity-Based Awards ($)	Change in Pension Value ($)	Pension Service Cost ($)	Change in Value of Equity Awards as Summarized Below ($)	CAP Total ($)
2023		24,054,492	16,200,864	741,763	403,201	42,129,404	49,644,470
2022		21,288,532	13,925,769	595,747	374,531	46,885,010	54,026,557
2021		21,185,206	14,186,189	450,102	292,772	28,071,620	34,913,307
2020	*	15,534,265	10,092,339	440,104	234,235	15,982,957	21,219,014
		10,005,700	6,000,009	—	—	6,064,560	10,070,251

*	Includes Mr. Hennigan (top row) and Mr. Heminger (bottom row).

Non-PEO NEO Average Total Compensation Amount		$ 5,557,272	4,759,899	5,601,203	5,628,257
Non-PEO NEO Average Compensation Actually Paid Amount		$ 10,633,993	11,070,030	6,430,233	5,101,562
Adjustment to Non-PEO NEO Compensation Footnote

NON-PEO NEO (AVERAGE) SCT TOTAL TO CAP TOTAL RECONCILIATION
		Deductions from SCT Total		Additions to SCT Total
Year	SCT Total ($)	Grant Date Fair Value of Equity-Based Awards ($)	Change in Pension Value ($)	Pension Service Cost ($)	Change in Value of Equity Awards as Summarized Below ($)	CAP Total ($)
2023	5,557,272	3,203,916	192,840	104,741	8,368,736	10,633,993
2022	4,759,899	2,807,979	82,922	94,246	9,106,786	11,070,030
2021	5,601,203	4,029,882	100,517	99,299	4,860,130	6,430,233
2020	5,628,257	2,815,663	493,663	164,855	2,617,776	5,101,562

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

FINANCIAL PERFORMANCE MEASURES USED TO LINK NEO CAP TO MPC PERFORMANCE

MPC Relative TSR Performance Percentile
Relative Adjusted EBITDA per Barrel
ACB Adjusted EBITDA
Distributable Cash Flow at MPLX per Unit
Refining and Corporate Costs

Total Shareholder Return Amount		$ 284.79	218.21	116.95	72.64
Peer Group Total Shareholder Return Amount		189.79	153.61	90.02	66.82
Net Income (Loss)		$ 11,172,000,000	$ 16,050,000,000	$ 11,001,000,000	$ (9,977,000,000)
Company Selected Measure Amount		100	83.33	91.67	90
PEO Name		•2023, 2022 and 2021: Michael J. Hennigan•2020: Mr. Hennigan (top row), who was promoted to the CEO role effective March 17, 2020, and Gary R. Heminger (bottom row), who stepped down from the CEO role on that date but continued to serve in his role as Chairman of the Board through April 29, 2020
Measure:: 1
Pay vs Performance Disclosure
Name		MPC Relative TSR Performance Percentile
Measure:: 2
Pay vs Performance Disclosure
Name		Relative Adjusted EBITDA per Barrel
Measure:: 3
Pay vs Performance Disclosure
Name		ACB Adjusted EBITDA
Measure:: 4
Pay vs Performance Disclosure
Name		Distributable Cash Flow at MPLX per Unit
Measure:: 5
Pay vs Performance Disclosure
Name		Refining and Corporate Costs
PEO | Grant Date Fair Value of Equity-Based Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,000,009)	$ (16,200,864)	$ (13,925,769)	$ (14,186,189)	$ (10,092,339)
PEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(741,763)	(595,747)	(450,102)	(440,104)
PEO | Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	403,201	374,531	292,772	234,235
PEO | Change in Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,064,560	42,129,404	46,885,010	28,071,620	15,982,957
PEO | Fair Value of Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,378,171	20,177,224	21,916,691	18,000,443	16,575,437
PEO | Year-End Over Year-End Change in Fair Value of Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,104,880	9,572,404	20,268,338	6,807,296	148,370
PEO | Vesting Date Fair Value of Vested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	263,581	245,216	252,069	0	0
PEO | Year-End Over Vesting Date Change in Fair Value of Vested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,176,225)	11,406,939	3,595,977	2,324,862	(1,527,886)
PEO | Fair Value at Prior Year-End of Equity Awards Cancelled in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Value of Dividends or Other Earnings on Equity Awards in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 494,153	727,621	851,935	939,019	787,036
Non-PEO NEO | Grant Date Fair Value of Equity-Based Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,203,916)	(2,807,979)	(4,029,882)	(2,815,663)
Non-PEO NEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(192,840)	(82,922)	(100,517)	(493,663)
Non-PEO NEO | Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		104,741	94,246	99,299	164,855
Non-PEO NEO | Change in Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		8,368,736	9,106,786	4,860,130	2,617,776
Non-PEO NEO | Fair Value of Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,010,183	4,132,208	3,871,397	3,026,197
Non-PEO NEO | Year-End Over Year-End Change in Fair Value of Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,012,595	3,872,509	561,095	122,027
Non-PEO NEO | Vesting Date Fair Value of Vested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		28,408	284,789	17,579	0
Non-PEO NEO | Year-End Over Vesting Date Change in Fair Value of Vested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,140,847	764,776	648,226	(628,062)
Non-PEO NEO | Fair Value at Prior Year-End of Equity Awards Cancelled in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	(109,242)	(359,524)	0
Non-PEO NEO | Value of Dividends or Other Earnings on Equity Awards in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 176,703	$ 161,746	$ 121,357	$ 97,614